PREPAID EXPENSE AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2014
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expense and Other Current Assets
	As of December 31,	As of September 30,
	2013	2014
Spare parts	$6,264,805	$6,159,125
Prepaid value added tax (“VAT”)	13,546,880	5,408,717
Prepaid insurance fee	1,016,625	71,317
Others	3,042,380	489,811
Total	$23,870,690	$12,128,970